PRINCIPAL ACTIVITIES AND ORGANIZATION	3 Months Ended
Mar. 31, 2020
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and variable interest entities (“VIEs”). The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the law of the Cayman Islands as the exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

In 2016, the Group spun off its 2B business through a transfer of the equity interest of Youxinpai (Beijing) Information Technology Co., Ltd.(“Youxinpai”), a subsidiary of the Company, to a series of shareholders, which represented the same offshore shareholders of the Company, i.e. same shareholders with their respective onshore and offshore entities. In 2017, the Company made its strategic decision for the existing shareholders of Youxinpai to transfer 100% equity interest in Youxinpai to the Company (referred to as “the Reorganization”).

On June 27, 2018, the Company completed its IPO on NASDAQ Global Select Market under the symbol “UXIN”. The Company offered 25,000,000 American Depositary Shares (“ADS”). Each ADS represents three ordinary share and was sold to the public at US$9.00 per ADS. Also, the Company entered into Convertible Note Purchase Agreements with CNCB (Hong Kong) Investment Limited (the “CNCB (Hong Kong)”) and Golden Fortune Company Limited (the “Golden Fortune”) concurrently with the closing of IPO. Net proceeds raised by the Company from the IPO and private placement in total amounted to approximately US$382.1 million (equivalent to RMB 2.6 billion) after deducting underwriting discounts commissions and other offering expenses.

The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”). In order to devote all resources towards developing and scaling up its online used car business and to relieve its future growth from additional guarantee obligations or credit risks, the Group made a series of strategic divestiture transactions (the “Divestiture Transactions”) that occurred during 2019 and subsequent period in 2020. Prior to these Divestiture Transactions disclosed in below paragraphs, the Group was primarily engaged in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C).

Divestiture Transactions

On January 16, 2020, the Company entered into definitive agreements with Beijing Hengtai Boche Auction Co. Ltd. (“Boche”) to divest its salvage car related business in exchange for a total cash consideration of RMB330 million. The cash consideration was further modified and revised to RMB295 million due to working capital adjustment. The transaction contemplated under the definitive agreements was closed in January 2020. Starting from January 31, 2020, the Company no longer retained power of control over salvage cars related business and accordingly deconsolidated related subsidiaries, mainly including Beijing Youxin Fengshun Lubao Vehicle Auction Co., Ltd., Beijing Fengshun Lubao Automotive Auction Co., Ltd., Zhejiang Dongwang Internet Techonolgy Co., Ltd. and their wholly-owned subsidiaries (“Salvage Car Related Subsidiaries”), from the Company's consolidated financial statements.

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business in exchange for a total gross consideration of US$105 million. The transaction contemplated under the definitive agreements was closed in April 2020.

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements, respectively, with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019. The transaction contemplated under the definitive and supplemental agreements was closed on April 23, 2020.

After the Divestiture Transactions, the Group will primarily operate its cross-regional online used car transaction business (2C).

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

As of March 31, 2020, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Bo Yu Finance Lease (Tianjin) Co., Ltd.	Tianjin	March 6, 2015	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Online used car transaction service
Youxin (Shanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youyuan (Beijing) Information Technology Co., Ltd.	Beijing	October 21,2016	100%	Online used car transaction service
Youfang (Beijing) Information Technology Co., Ltd.	Beijing	March 25,2016	100%	Online used car transaction service

As of March 31, 2020, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage
	Place of	incorporation or	of direct	Principal
VIEs	incorporation	acquisition	or indirect	activities
Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11,2011	99.99%	Auction platform
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12,2015	99.99%	Transaction service

Liquidity

The Company has been incurring losses from operations since inception. The Company incurred net losses from continuing operation of RMB1,268.8 million, RMB1,351.8 million, RMB1,327.7 million for the years ended December 31, 2017, 2018 and 2019 and RMB2,034.4 million for the three months ended March 31, 2020, respectively. Accumulated deficit amounted to RMB10,680.5 million, RMB12,669.2 million and RMB15,488.8 million as of December 31, 2018 and 2019 and March 31, 2020, respectively. The COVID-19 pandemic has caused a general slowdown in China’s economy and the weakened consumer confidence and spending power. It also disrupted operating environment for the Company’s business and used car industry in general resulted in a relatively slow recovery in transaction volumes which have adversely affected the Company’s business, results of operations, financial condition and cash flows. Although China’s economy has been gradually recovering in the past few months, and the used car market has been slowly picking up since April 2020 as the industry’s infrastructure and supply chains started to resume operations, it may continue to bring significant challenges and uncertainties to the market given the fact that the COVID-19 pandemic is still evolving and its full impact will still depend on future developments. Accordingly, the full extent of impact on the Company cannot be determined at this time and will depend on future developments that are highly uncertain including as a result of new information that may emerge, however, the Company has made estimates of the impact of COVID-19 within the financial statements and there may be changes to those estimates in future periods. These conditions and uncertainties could cast substantial doubt on the Company’s ability to continue as a going concern.

On July 23, 2020, the Company entered into a supplemental agreement with WeBank to settle the Company’s remaining guarantee liabilities associated with the historically-facilitated loans for WeBank. Pursuant to the agreement, the Company will pay an aggregate amount of RMB372 million to WeBank from 2020 to 2025 as guarantee settlement with a maximum annual settlement amount of no more than RMB84 million. Upon the signing of the supplemental agreement, the Company is no longer subject to guarantee obligations in relation to its historically-facilitated loans for WeBank under the condition that the Company makes the installment payments based on the agreed-upon schedule in the supplemental agreement.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

On July 23, 2020, the Company entered into agreements with holders of 2020 Notes and 2021 Notes (Note 20) to amend the terms of the convertible notes. Pursuant to the agreements, the parties have agreed that the conversion price of the convertible notes will be adjusted to the Company’s volume weighted average stock price for Class A ordinary shares of last 30 trading days prior to the signing of the agreements multiplied by 78%, and holders of the 2020 Notes and 2021 Notes will convert all the convertible notes into Class A ordinary shares upon the signing of the agreements. On the same day, holders of the 2020 Notes and 2021 Notes converted all their convertible notes into 136,279,973 Class A ordinary shares of the Company at the adjusted conversion price.

In addition to these major agreements recently entered, the Company has proactively taken actions to fundamentally optimize overall cost structure by upgrading its business and service model and implemented other cost control measures. For example, the Company has streamlined overall operations by better allocating inspection resources and deploying online sales consultant team to provide services more efficiently. Taking into consideration all these actions mentioned above, which have alleviated the substantial doubt of the Company’s ability to continue as a going concern, the Company believes that its current cash and cash equivalents, cash considerations received from recent divestiture transactions and cash flows from operations will be sufficient to meet its anticipated working capital requirements for the next 12 months.